14 & 15. EQUITY & STOCK OPTIONS (Details) (USD $)	12 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 Warrants	Mar. 31, 2013 Stock Options	Sep. 30, 2012 Stock Options
Shares:
Shares outstanding, Beginning	6,920,000	4,735,000	3,369,050	5,920,000	6,920,000
Shares issued/granted	2,200,000	2,320,000	250,000	5,100,000	2,200,000
Shares exercised			0	0	0
Shares forfeitures	(3,200,000)	(135,000)	0	(15,000)	(3,200,000)
Shares expired			(792,000)
Shares outstanding, End	5,920,000	6,920,000	2,827,050	11,005,000	5,920,000
Shares Exercisable	4,903,333		2,827,050
Weighted Average Exercise Price:
Shares outstanding weighted average exercise price, Beginning	$ 0.296	$ 0.289	$ 0.307	$ 0.131	$ 0.296
Shares issued/granted weighted average exercise price	$ 0.104	$ 0.339	$ 0.1	$ 0.13	$ 0.104
Shares exercised weighted average exercise price			$ 0	$ 0	$ 0
Shares forfeitures weighted average exercise price	$ (0.47)	$ (0.75)	$ 0	$ 0.24	$ 0.47
Shares expirations weighted average exercise price			$ (0.5)
Shares outstanding weighted average exercise price, End	$ 0.131	$ 0.296	$ 0.235	$ 0.131	$ 0.131
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, Beginning				$ 776,800	$ 2,050,800
Aggregate Intrinsic Value Outstanding, Granted				$ 663,000	$ 229,000
Aggregate Intrinsic Value Outstanding, Forefeitures				(3,600)	(1,503,000)
Aggregate Intrinsic Value Outstanding, End				$ 1,436,200	$ 776,800